Deficit (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of reserves within equity [line items]
Deficit	CAD (7,751.8)		CAD (7,432.1)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(363.7)		(239.7)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit		$ 8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit		$ 12.1	10.1
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	CAD (7,408.6)		CAD (7,210.9)